OTHER COMPREHENSIVE INCOME (LOSS) (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [abstract]
Income tax relating to hedges of net investments in foreign operations included in other comprehensive income	$ 2	$ 10	$ (18)
Income tax relating to cash flow hedges included in other comprehensive income	4	25	18
Income tax relating to available-for-sale financial assets	0	0	0
Income tax relating to cash flow hedges, equity accounted investments	0	0	1
Income tag relating to share of unrealized gains (losses) on available for sale securities	0	0	0
Income tax relating to financial assets measured at fair value through other comprehensive income included in other comprehensive income	6	(2)	0
Income tax relating to revaluation surplus that will not be reclassified to profit or loss, equity accounted investments	0	(5)	0
Income tax relating to remeasurements of defined benefit plans included in other comprehensive income	0	0	0
Income tax relating revaluation surplus	$ 22	$ 1	$ 1